UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KEMPER CORPORATION MASTER RETIREMENT TRUST
Address: One East Wacker Drive, 8th Floor
         Chicago, IL  60601

13F File Number:  028-11883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank J. Sodaro
Title:     Chief Financial Officer, Kemper Corporation
Phone:     312-661-4600

Signature, Place, and Date of Signing:

 /s/  Frank J. Sodaro     Chicago, IL     April 25, 2013

KEMPER CORPORATION MASTER RETIREMENT TRUST FORMERLY REPORTED UNDER THE NAME THE UNITRIN, INC. MASTER RETIREMENT TRUST

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    81

Form 13F Information Table Value Total:    $222,824 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1413    40000 SH       OTHER                       0    40000        0
ABBVIE INC                     COM              00287Y109     1855    45500 SH       OTHER                       0    45500        0
AIR PRODS & CHEMS INC          COM              009158106      871    10000 SH       OTHER                       0    10000        0
ALTRIA GROUP INC               COM              02209S103     3030    88100 SH       OTHER                       0    88100        0
AMERICAN EXPRESS CO            COM              025816109     1821    27000 SH       OTHER                       0    27000        0
APARTMENT INVT & MGMT CO       CL A             03748R101      550    17950 SH       OTHER                       0    17950        0
APPLE INC                      COM              037833100     6640    15000 SH       OTHER                       0    15000        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1496    23000 SH       OTHER                       0    23000        0
AVALONBAY CMNTYS INC           COM              053484101      771     6088 SH       OTHER                       0     6088        0
BIOMED REALTY TRUST INC        COM              09063H107      509    23550 SH       OTHER                       0    23550        0
BLACKROCK INC                  COM              09247X101     1541     6000 SH       OTHER                       0     6000        0
BOSTON PROPERTIES INC          COM              101121101      806     7980 SH       OTHER                       0     7980        0
CANADIAN PAC RY LTD            COM              13645T100     2218    17000 SH       OTHER                       0    17000        0
CATERPILLAR INC DEL            COM              149123101     1931    22200 SH       OTHER                       0    22200        0
CHEVRON CORP NEW               COM              166764100     5204    43800 SH       OTHER                       0    43800        0
COCA COLA CO                   COM              191216100     5662   140000 SH       OTHER                       0   140000        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106      384    17000 SH       OTHER                       0    17000        0
CONOCOPHILLIPS                 COM              20825C104     2464    41000 SH       OTHER                       0    41000        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     2089    16600 SH       OTHER                       0    16600        0
DOUGLAS EMMETT INC             COM              25960P109      231     9260 SH       OTHER                       0     9260        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1229    22330 SH       OTHER                       0    22330        0
EXTRA SPACE STORAGE INC        COM              30225T102      234     5950 SH       OTHER                       0     5950        0
EXXON MOBIL CORP               COM              30231G102     7915    87842 SH       OTHER                       0    87842        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      146     1350 SH       OTHER                       0     1350        0
FRANKLIN RES INC               COM              354613101     1357     9000 SH       OTHER                       0     9000        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1589    48000 SH       OTHER                       0    48000        0
GENERAL ELECTRIC CO            COM              369604103     1274    55100 SH       OTHER                       0    55100        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103      475    23900 SH       OTHER                       0    23900        0
HCP INC                        COM              40414L109      829    16620 SH       OTHER                       0    16620        0
HEALTH CARE REIT INC           COM              42217K106      801    11800 SH       OTHER                       0    11800        0
HOME DEPOT INC                 COM              437076102      698    10000 SH       OTHER                       0    10000        0
HOST HOTELS & RESORTS INC      COM              44107P104      669    38250 SH       OTHER                       0    38250        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     1511    28333 SH       OTHER                       0    28333        0
IMPERIAL OIL LTD               COM NEW          453038408      817    20000 SH       OTHER                       0    20000        0
INTEL CORP                     COM              458140100     2184   100000 SH       OTHER                       0   100000        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3733    17500 SH       OTHER                       0    17500        0
ISHARES TR                     MSCI SMALL CAP   464288273    17298   393500 SH       SOLE                   393500        0        0
ISHARES TR                     RUSSELL 2000     464287655    27857   295000 SH       SOLE                   295000        0        0
JOHNSON & JOHNSON              COM              478160104     3824    46900 SH       OTHER                       0    46900        0
JPMORGAN CHASE & CO            COM              46625H100     3037    64000 SH       OTHER                       0    64000        0
KIMCO RLTY CORP                COM              49446R109      346    15450 SH       OTHER                       0    15450        0
KRAFT FOODS GROUP INC          COM              50076Q106      864    16759 SH       OTHER                       0    16759        0
LAUDER ESTEE COS INC           CL A             518439104     1281    20000 SH       OTHER                       0    20000        0
MACERICH CO                    COM              554382101      684    10620 SH       OTHER                       0    10620        0
MACK CALI RLTY CORP            COM              554489104      368    12850 SH       OTHER                       0    12850        0
MCDONALDS CORP                 COM              580135101     3988    40000 SH       OTHER                       0    40000        0
MCGRAW HILL COS INC            COM              580645109     1302    25000 SH       OTHER                       0    25000        0
MEDTRONIC INC                  COM              585055106      845    18000 SH       OTHER                       0    18000        0
MERCK & CO INC NEW             COM              58933Y105     1764    39900 SH       OTHER                       0    39900        0
MONDELEZ INTL INC              CL A             609207105     1539    50278 SH       OTHER                       0    50278        0
NEWS CORP                      CL A             65248E104     1745    57200 SH       OTHER                       0    57200        0
NOVARTIS A G                   SPONSORED ADR    66987V109      164     2300 SH       OTHER                       0     2300        0
NOVO-NORDISK A S               ADR              670100205     2746    17000 SH       OTHER                       0    17000        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2743    35000 SH       OTHER                       0    35000        0
PEPSICO INC                    COM              713448108     2769    35000 SH       OTHER                       0    35000        0
PHILIP MORRIS INTL INC         COM              718172109     8539    92100 SH       OTHER                       0    92100        0
PHILLIPS 66                    COM              718546104     1434    20500 SH       OTHER                       0    20500        0
PRAXAIR INC                    COM              74005P104     2008    18000 SH       OTHER                       0    18000        0
PROCTER & GAMBLE CO            COM              742718109     3853    50000 SH       OTHER                       0    50000        0
PROLOGIS INC                   COM              74340W103     1042    26065 SH       OTHER                       0    26065        0
PUBLIC STORAGE                 COM              74460D109     1094     7180 SH       OTHER                       0     7180        0
QUALCOMM INC                   COM              747525103     1138    17000 SH       OTHER                       0    17000        0
REGENCY CTRS CORP              COM              758849103      295     5570 SH       OTHER                       0     5570        0
RIO TINTO PLC                  SPONSORED ADR    767204100     1036    22000 SH       OTHER                       0    22000        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206     2997    46000 SH       OTHER                       0    46000        0
SIMON PPTY GROUP INC NEW       COM              828806109     1725    10882 SH       OTHER                       0    10882        0
SL GREEN RLTY CORP             COM              78440X101      461     5350 SH       OTHER                       0     5350        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      198     3100 SH       OTHER                       0     3100        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      251    20400 SH       OTHER                       0    20400        0
TARGET CORP                    COM              87612E106     2875    42000 SH       OTHER                       0    42000        0
TEXAS INSTRS INC               COM              882508104     1614    45500 SH       OTHER                       0    45500        0
TIME WARNER CABLE INC          COM              88732J207      961    10000 SH       OTHER                       0    10000        0
TOTAL S A                      SPONSORED ADR    89151E109     2039    42500 SH       OTHER                       0    42500        0
UDR INC                        COM              902653104      633    26150 SH       OTHER                       0    26150        0
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858    39034   910000 SH       SOLE                   910000        0        0
VENTAS INC                     COM              92276F100      587     8015 SH       OTHER                       0     8015        0
VORNADO RLTY TR                SH BEN INT       929042109      602     7200 SH       OTHER                       0     7200        0
WALGREEN CO                    COM              931422109     1669    35000 SH       OTHER                       0    35000        0
WAL-MART STORES INC            COM              931142103     3016    40300 SH       OTHER                       0    40300        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103      328    10400 SH       OTHER                       0    10400        0
WHOLE FOODS MKT INC            COM              966837106     1284    14800 SH       OTHER                       0    14800        0